CONVERTIBLE NOTES PAYABLE TO A RELATED PARTY	6 Months Ended
Jun. 30, 2016
Convertible Notes Payable To Related Party
CONVERTIBLE NOTES PAYABLE TO A RELATED PARTY
NOTE 6 – CONVERTIBLE NOTES PAYABLE TO A RELATED PARTY

In May 2014, the Company entered into a new arrangement with an entity related to its main shareholder, which replaced all previous arrangements between the parties, to provide it with up to $37,000 in revolving loans through December 2016. The term of the arrangement can be automatically extended for four additional six-month periods at the option of the holder. All outstanding borrowings from previous arrangements were applied to the borrowing capacity of the new arrangement. Loans received under the arrangement bear interest, which is compounded semi-annually and payable at maturity, at the interest rate charged by the Company’s European commercial bank (LIBOR plus 6% for U.S. dollar-denominated loans and the base rate plus 2% for Euro-denominated loans). The arrangement is secured by a 26% interest in one of the Company's European subsidiaries. In connection with the arrangement, the holder was granted an option to convert outstanding notes payable (including accrued interest) under the arrangement into the Company's common stock at a price of $1.50 per share. The Company determined that the new arrangement did not represent a substantive modification and, therefore, it was not necessary to evaluate whether the conversion feature qualified as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial

In October 2015, the Supervisory Board of Directors approved to reduce the convertible price of the unpaid interest from $1.50 per share to $0.75 per share. In addition, the loan period was extended till January 1, 2018. The terms of the arrangement can be automatically extended for four additional six months periods at the option of the holder.

In September 2016, the Supervisory Board of Directors approved to increase the interest rate of the loan by one percent, retroactively, starting the first day of the loan.

The Company determined that the new arrangement did not represent a substantive modification and therefore it was not necessary to evaluate whether the conversion feature qualifies as a free-standing derivative instrument or contained any intrinsic value which would be considered beneficial.

At June 30, 2016 and December 31, 2015, convertible notes payable to a related party consist of $29,981 and $29,048, respectively, in principal and $13,869 and $10,355, respectively, in accrued interest. Interest expense related to these notes is $3,351 and $1,529 for the periods ended June 30, 2016 and 2015, respectively.